Financial instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ (2,060)	$ (2,281)
Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	155	118
Bank loans	(168)	(127)
Bank loans | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	(72)	(68)
Bank loans | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	(96)	(59)
Bank loans | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans	0	0
Trade payables and other liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	893	913
Trade and other payables	(893)	(913)
Trade payables and other liabilities [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	(764)	(794)
Trade payables and other liabilities [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	(129)	(119)
Trade payables and other liabilities [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	162	186
Lease liabilities	(227)	263
Lease liabilities [member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(49)	(47)
Lease liabilities [member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(80)	(107)
Lease liabilities [member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	(98)	(109)
Deposits from Customers in the Banking Business [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	374
Deposits from customers in the banking business	(374)
Deposits from Customers in the Banking Business [Member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business	(374)
Deposits from Customers in the Banking Business [Member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business	0
Deposits from Customers in the Banking Business [Member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business	0
Term Loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	476	1,061
Term loan	(581)	(1,382)
Term Loans [Member] | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	(70)	(120)
Term Loans [Member] | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	(511)	(1,262)
Term Loans [Member] | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loan	0	0
Total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,060	2,278
Non-derivative financial liabilities, undiscounted cash flows	(2,243)	(2,685)
Total | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(1,329)	(1,029)
Total | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(816)	(1,547)
Total | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ (98)	$ (109)